Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) patent	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Percentage of royalty on net product sales range, minimum		0.45%
Percentage of royalty on net product sales range, maximum		20.00%
Accrued royalties		$ 5,098		$ 9,699
Royalty expense related to agreements		13,900	$ 15,500
Contingent consideration, current		20,700
Commitment under employment contract agreements		$ 9,800
Product warranty, period		1 year
Legal settlement accrual, noncurrent		$ 4,700		4,700
Litigation Settlement | ArcherDx vs. QIAGEN
Loss Contingencies [Line Items]
Patents found infringed | patent	2
Damages awarded	$ 4,700
Litigation
Loss Contingencies [Line Items]
Legal settlements accrued		200		$ 4,800
Litigation | Minimum
Loss Contingencies [Line Items]
Estimated possible litigation loss		0
Litigation | Maximum
Loss Contingencies [Line Items]
Estimated possible litigation loss		$ 4,600